Net Income (Loss) Per Share	6 Months Ended
Jun. 30, 2026
Net Income (Loss) Per Share [Abstract]
NET INCOME (LOSS) PER SHARE

NOTE 10 — NET INCOME (LOSS) PER SHARE

The following presents the calculation of basic and diluted income (loss) per share for the three and six months ended June 30, 2026 and 2025:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Basic EPS:
Numerator
Income (loss) attributable to the Company	$24,364,324	$(28,274,027)	$2,641,594	$(15,188,220)
Preferred shares redemption value accretion	–	–	–	(21,702,737)
Fair value of ordinary shares issued to preferred shareholders	–	(513,080,828)	–	(513,080,828)
Fair value of ordinary share warrants issued to preferred shareholders	–	(15,600,000)	–	(15,600,000)
Excess carrying value of preferred shares repurchased	–	38,093,537	–	38,093,537
Income (loss) attributable to ordinary shareholders	24,364,324	(518,861,318)	2,641,594	(527,478,248)
Denominator
Weighted-average shares outstanding - basic	530,642,516	431,390,035	528,397,409	286,155,488
Basic earnings (loss) per share	$0.05	$(1.20)	$0.00	$(1.84)

Diluted EPS:
Numerator
Income (loss) attributable to ordinary shareholders	$24,364,324	$(518,861,318)	$2,641,594	$(527,478,248)
Denominator
Weighted-average shares outstanding - basic	530,642,516	431,390,035	528,397,409	286,155,488
Effect of dilutive securities:
Options	6,702,336	–	11,072,535	–
RSAs	203,945	–	122,173	–
RSUs	5,074,073	–	3,921,475	–
Weighted-average common shares outstanding - diluted	542,622,870	431,390,035	543,513,592	286,155,488
Dilutive earnings (loss) per share	$0.04	$(1.20)	$0.00	$(1.84)

The following table summarizes potential ordinary shares outstanding that were excluded from the calculation of diluted net loss per ordinary share because their effect would have been anti-dilutive:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Options	–	33,057,765	–	33,057,765
RSUs	10,866,488	8,046,477	10,866,488	8,046,477
Public warrants	9,675,384	9,675,386	9,675,384	9,675,386
Total potential ordinary shares outstanding	20,541,872	50,779,628	20,541,872	50,779,628